PATENT RIGHTS - Summary of Patent Rights (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,778	$ 1,602
Additions	385	319
Amortization expense	(244)	(97)
Impairment		(46)
Ending balance	1,919	1,778
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,130	1,857
Additions	385	319
Amortization expense
Impairment		(46)
Ending balance	2,515	2,130
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(352)	(255)
Additions
Amortization expense	(244)	(97)
Impairment
Ending balance	$ (596)	$ (352)